Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

15.   Related party transactions

i.	Pension scheme – the pension schemes are related parties. For details for all transactions during the year, see note 11.
ii.	Services Agreement between AMP and AGSA. A net charge of $9 million has been included in SGA expenses for the three months ended June 30, 2022 (six months: $19 million).
iii.	Earnout Shares – see note 12.
iv.	Derivative financial instruments – during the three and six months ended June 30, 2022, no new derivatives were transacted by AGSA on behalf of AMP.
v.	Movement in working capital in the three and six months ended June 30, 2022, includes transaction and other costs reimbursed to AGSA of $1 million and $12 million from AGSA respectively.
vi.	Dividends – see note 14.
vii.	Other related party transactions – the table below reflects the following related party transactions recorded through invested capital in the three months ended March 31, 2021:

Three months ended March 31,
2021
$'m
Net cash received from Ardagh	206
Tax offset in invested capital	(34)
Other changes in intercompany balances	4
176

There were no other related party transactions in the three and six months ended June 30, 2022.